Annual Total Returns - Fidelity Managed Retirement 2025 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K Combo PRO-07 - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Class K
Bar Chart Table:
Annual Return 2020	13.20%
Annual Return 2021	8.10%